Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2020 GBP (£) director shares	Jun. 30, 2019 GBP (£) director shares	Jun. 30, 2018 GBP (£) director shares
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,405	£ 1,281	£ 1,204
Company contribution to pension scheme	71	65	50
Share-based compensation	1,731	1,164	107
Total	£ 3,207	£ 2,510	£ 1,361
Number of employees | director	2	2	2
Emoluments of highest paid director:
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 694	£ 620	£ 589
Company contribution to pension scheme	53	47	34
Share-based compensation	970	501	25
Total	£ 1,717	£ 1,168	£ 648
Number of share options exercised (in shares) | shares	22,500	654,195	0
Number of share options granted (in shares) | shares	55,788	90,000	0